Summary of Significant Accounting Policies (Inventories) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Accounting Policies [Abstract]
Finished goods	$ 609	$ 543
Work in process	102	77
Raw materials	198	164
Inventories	$ 909	$ 784